Income Taxes (Details) - Schedule of Loss Before Provision for Income Taxes - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Schedule Of Loss Before Provision For Income Taxes [Abstract]
Domestic	$ (94,222)	$ (27,996)
Foreign	(1,995)
Total	$ (96,217)	$ (27,996)